Revenue	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE

NOTE 4: REVENUE

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Professional services revenue for the nine months ended December 31, 2019 were from management fees earned by Trend Holdings and in 2018 from a project with a major retailer. Several Software as a Service ("SaaS") projects earned revenue in 2019 and 2018.

The following table disaggregates the Company's revenue by major source:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue :
Professional services	$44	$-	$95	$1,000
Software as a Service	-	15	28	54
	$44	$15	$123	$1,054

NOTE 4: REVENUE

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which the Company early adopted effective April 1, 2017. No cumulative adjustment to accumulated deficit was required, and the early adoption did not have a material impact on our consolidated financial statements, as no material arrangements prior to the adoption were impacted by the new pronouncement.

The following table disaggregates the Company’s revenue by major source for the years ended March 31:

	2019	2018
Revenue:
Walmart	$1,000	$500
Software as a Service (“SaaS”)	62	57
Hardware Sales	-	1
	$1,062	$558

Revenues in the year ended March 31, 2019 were principally from a project with Walmart. After paying invoices for $1,000 through June, Walmart has not paid the final $500. As a result, the Company has established an allowance for doubtful accounts of $500 until the matter is resolved. Zest SaaS revenues in the years ended March 31, 2019 and 2018 were from retailers and produce growers. There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.